Derivative Financial Instruments (Protection Sold Through Credit Default Swaps and Credit-Linked Notes) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 41,705,000	¥ 43,709,000
Maximum potential/Notional amount, Expiring in 1-5 years		24,624,000	28,618,000
Maximum potential/Notional amount, Expiring over 5 years		10,338,000	10,580,000
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		672,763	597,479
Maximum potential/Notional amount, Expiring in 1-5 years		2,518,540	2,619,297
Maximum potential/Notional amount, Expiring over 5 years		183,000	249,120
Maximum potential/Notional amount, Total		3,374,303	3,465,896
Credit derivative (asset) liability at fair value	[1]	(42,279)	(39,484)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		544,175	473,702
Maximum potential/Notional amount, Expiring in 1-5 years		1,970,400	2,136,941
Maximum potential/Notional amount, Expiring over 5 years		68,591	81,491
Maximum potential/Notional amount, Total		2,583,166	2,692,134
Credit derivative (asset) liability at fair value	[1]	(26,601)	(29,382)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	488,541	422,991
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	1,743,295	1,952,552
Maximum potential/Notional amount, Expiring over 5 years	[2]	63,291	78,741
Maximum potential/Notional amount, Total	[2]	2,295,127	2,454,284
Credit derivative (asset) liability at fair value	[1],[2]	(34,573)	(30,634)
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		52,903	49,579
Maximum potential/Notional amount, Expiring in 1-5 years		226,666	180,168
Maximum potential/Notional amount, Expiring over 5 years		5,300	2,750
Maximum potential/Notional amount, Total		284,869	232,497
Credit derivative (asset) liability at fair value	[1]	8,017	1,326
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		2,731	1,132
Maximum potential/Notional amount, Expiring in 1-5 years		¥ 439	¥ 4,221
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		¥ 3,170	¥ 5,353
Credit derivative (asset) liability at fair value	[1]	(45)	(74)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		128,588	123,777
Maximum potential/Notional amount, Expiring in 1-5 years		548,140	482,356
Maximum potential/Notional amount, Expiring over 5 years		114,409	167,629
Maximum potential/Notional amount, Total		791,137	773,762
Credit derivative (asset) liability at fair value	[1]	¥ (15,678)	(10,102)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			940
Maximum potential/Notional amount, Expiring in 1-5 years		¥ 198,361	83,816
Maximum potential/Notional amount, Expiring over 5 years		109,409	166,629
Maximum potential/Notional amount, Total		307,770	251,385
Credit derivative (asset) liability at fair value	[1]	¥ (6,396)	(3,316)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]		940
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	¥ 195,481	83,816
Maximum potential/Notional amount, Expiring over 5 years	[2]	109,409	166,629
Maximum potential/Notional amount, Total	[2]	304,890	251,385
Credit derivative (asset) liability at fair value	[1],[2]	¥ (6,387)	¥ (3,316)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		¥ 2,880
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		¥ 2,880
Credit derivative (asset) liability at fair value	[1]	(9)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		128,588	¥ 122,837
Maximum potential/Notional amount, Expiring in 1-5 years		349,779	398,540
Maximum potential/Notional amount, Expiring over 5 years		5,000	1,000
Maximum potential/Notional amount, Total		483,367	522,377
Credit derivative (asset) liability at fair value	[1]	(9,282)	(6,786)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	55,856	122,837
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	273,097	339,606
Maximum potential/Notional amount, Expiring over 5 years	[2]	5,000	1,000
Maximum potential/Notional amount, Total	[2]	333,953	463,443
Credit derivative (asset) liability at fair value	[1],[2]	(5,225)	¥ (5,520)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 56,349
Maximum potential/Notional amount, Expiring in 1-5 years			¥ 7,407
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		¥ 56,349	¥ 7,407
Credit derivative (asset) liability at fair value	[1]	(180)	¥ (779)
Credit Default Swaps Sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		16,383
Maximum potential/Notional amount, Expiring in 1-5 years		¥ 76,682	¥ 51,527
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		¥ 93,065	¥ 51,527
Credit derivative (asset) liability at fair value	[1]	¥ (3,877)	¥ (487)
Credit-linked Notes [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[3]
Maximum potential/Notional amount, Expiring in 1-5 years	[3]
Maximum potential/Notional amount, Expiring over 5 years	[3]		¥ 4,546
Maximum potential/Notional amount, Total	[3]		4,546
Credit derivative (asset) liability at fair value	[1],[3]		¥ (4,368)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.